Long-term debt (Notes)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term debt
Long-term debt

As of December 31, 2013 and 2012, the Company had the following debt:

(In US$ millions)	December 31, 2013	December 31, 2012
Credit facilities:
$800 facility	—	227
$170 facility	—	83
$100 facility	—	69
$1,500 facility	706	882
$1,200 facility	733	867
$700 facility	490	560
$1,121 facility	72	1,019
$2,000 facility (North Atlantic Drilling)	1,503	1,750
$400 facility	320	360
$550 facility	440	495
$900 facility	—	731
$440 facility	293	101
$450 facility	450	—
$1,450 facility	1,390	—
$360 facility (Asia Offshore Drilling)	345	—
$300 facility	234	—
$1,750 facility (Sevan Drilling)	1,400	—
$150 facility	150	—
$450 facility	450	—
Total credit facilities	8,976	7,144

Ship Finance International Loans
$700 facility	—	397
$1,400 facility	—	822
$420 facility	387	—
$375 facility	362	—
$390 facility	383	—
$475 facility	—	—
Total Ship Finance International Loans	1,132	1,219

Unsecured bonds and convertible bonds
Unsecured bonds	2,584	1,567
Convertible bonds	577	561
Total unsecured bonds and convertible bonds	3,161	2,128

Other credit facilities with corresponding restricted cash deposits	197	270
Total debt	13,466	10,761
Less: current portion	(1,566)	(2,066)
Long-term portion	11,900	8,695

The outstanding debt as of December 31, 2013 is repayable as follows:

(In US$ millions)	December 31, 2013
2014	1,566
2015	2,608
2016	1,586
2017	3,299
2018	2,321
2019 and thereafter	2,159
Effect of amortization of convertible bond	(73)
Total debt	13,466

Credit facilities

$800 million term loan and revolving credit facility
In August 2005, the Company entered into a $300 million term loan and revolving credit facility with a syndicate of banks to partly fund the acquisition of two semi-submersible rigs, West Eminence and West Phoenix, which have been pledged as security. The facility was amended and increased in 2006 to $800 million. The facility was amended again in 2011 due to West Phoenix being moved to North Atlantic Drilling Ltd. The net book value at December 31, 2013 of the West Eminence is $607 million. The facility consists of two tranches, and bears interest at LIBOR plus 1.70% and 3.50% per annum. As of December 31, 2013, the outstanding balance was nil, as compared to $227 million in 2012. The final repayment of $183 million was paid in December 2013 and the West Eminence was refinanced with a new $450 million facility, see further discussion below.

$170 million loan facility
In February 2007, the Company entered into a sale and leaseback agreement for the jack-up rig West Prospero with Rig Finance II Ltd, at that time a subsidiary of Ship Finance International Limited. In February 2007 Rig Finance II Ltd entered into a $170 million secured term loan facility with a syndicate of banks to partly fund the acquisition of West Prospero, which has been pledged as security. In June 2011, the Company acquired all the shares of Rig Finance II Limited. The facility bore interest at LIBOR plus 0.90% to 1.20% per annum depending on the ratio of market value to loan, and was repayable over a term of six years. On June 27, 2013, we repaid in full the amount outstanding relating to the this facility.

$100 million revolving credit facility
In April 2008, the Company entered into a $100 million revolving credit facility with two banks to partly fund the acquisition of the tender rig T-11, which was pledged as security. The facility had an interest at a fixed rate of 3.03% per annum and was repayable over a term of six years. On April 30, 2013, this facility was repaid in full as part of the disposal of our tender rigs to SapuraKencana.

$1,500 million senior secured credit facility
In June 2009, the Company entered into a $1,500 million senior secured loan facility with a syndicate of banks and export credit facility agencies, to partly fund the acquisition of the West Capella, West Sirius, West Ariel and West Aquarius, which have been pledged as security. The net book value at December 31, 2013 of the units pledged as security is $1,721 million. The facility bears interest at LIBOR plus 3.31% per annum and is repayable over a term of five years. The outstanding balance at December 31, 2013 was $706 million, as compared to $882 million in 2012. At maturity a balloon payment of $662 million is due. We do not have any undrawn capacity on this facility as of December 31, 2013.

On February 21, 2014, Seadrill Partners, our subsidiary, entered into a term loan B agreement for $1.8 billion due in February 2021 in which the proceeds have been used to repay this facility in full. As a result a portion of this facility due has been reclassified to long-term debt as at December 31, 2013. See Note 36 to the consolidated financial statements included herein.

$1,200 million senior secured term loan
In June 2010, the Company entered into a $1,200 million senior secured facility with a group of commercial lending institutions and export credit agencies. The ultra-deepwater semi-submersible drilling rig West Orion, the ultra-deepwater drillship West Gemini and the tender rig West Vencedor have been pledged as security. The net book value at December 31, 2013 of the units pledged as security is $1,426 million. The facility bears interest at LIBOR plus 2.25% per annum and is repayable over a term of five years. The outstanding balance as of December 31, 2013, was $733 million, as compared to $867 million in 2012. At maturity a balloon payment of $567 million is due. We do not have any undrawn capacity on this facility as of December 31, 2013.

$700 million senior secured term loan
In October 2010, the Company entered into a $700 million senior secured loan facility with a syndicate of banks to partly fund the acquisition of seven jack-up drilling rigs, which have been pledged as security. The net book value at December 31, 2013 of the units pledged as security is $1,085 million. The facility bears interest at LIBOR plus 2.50% per annum and is repayable over a term of five years. As of December 31, 2013, the outstanding balance was $490 million, as compared to $560 million in 2012. At maturity a balloon payment of $350 million is due in October 2015. We do not have any undrawn capacity on this facility as of December 31, 2013.

$1,121 million senior secured credit facility
In January 2011, the Company entered into a $1,121 million senior secured credit facility with a bank to fund the acquisition of two ultra-deepwater semi-submersible rigs, West Leo and West Pegasus, which both have been pledged as security. The net book value at December 31, 2013 of the units pledged as security is $1,205 million. The facility bears interest at LIBOR plus a margin between 2.25% and 3.00% per annum, and is repayable over a term of seven years. The facility was fully drawn as of December 31, 2013 with a balance of $912 million, as compared to $1,019 million in 2012. At maturity a balloon payment of $498 million is due.

On December 10, 2013, the $1,121 million facility with Lloyds Bank TSB as agent was transferred to DNB Bank ASA as new agent and to Metrogas Holdings Inc, a related party, as new lender. There have been no other changes to the facility. As Metrogas is a related party of the Company, the portion of the facility related to Metrogas of $840 million has accordingly been reclassified as debt due to related parties on the consolidated balance sheet, leaving the remaining $72 million in long-term debt. See Note 31 to the consolidated financial statements included herein.

On February 21, 2014, subsequent to the year end, Seadrill Partners, our subsidiary, entered into a term loan B agreement for $1.8 billion due in February 2021 in which part of the proceeds have been used to repay the West Leo portion of this facility, which totaled $473 million as at December 31, 2013, of which the related party portion of this due to Metrogas was $436 million. See Note 36 to the consolidated financial statements included herein. We do not have any undrawn capacity on this facility at year end.

$2,000 million senior secured credit facility
In April 2011, our subsidiary North Atlantic Drilling Ltd entered into a $2,000 million senior secured credit facility with a syndicate of banks to partly fund the acquisition of six drilling units from Seadrill, which have been pledged as security. The net book value at December 31, 2013 of the units pledged as security is $2,377 million. The facility has a six year term and bears interest at LIBOR plus 2.00% per annum. As of December 31, 2013, the outstanding balance was $1,503 million, as compared to $1,750 million in 2012. At maturity a balloon payment of $920 million is due. We had $80 million undrawn under this facility as of December 31, 2013, which bears a commitment fee of 40% of the margin.

$400 million senior secured credit facility
In December 2011, the Company entered into a $400 million senior secured credit facility with a syndicate of banks. The jack-up rigs West Cressida, West Callisto, West Leda and West Triton have been pledged as security. The net book value at December 31, 2013 of the units pledged as security is $708 million. The facility has a five year term and bears interest of LIBOR plus 2.50% per annum. As of December 31, 2013, the outstanding balance was $320 million, as compared to $360 million in 2012. At maturity a balloon payment of $200 million is due. We do not have any undrawn capacity on this facility as December 31, 2013.

$550 million senior secured term loan and revolving credit facility
In December 2011, the Company entered into a $550 million secured credit facility with a syndicate of banks to partly fund the delivery of the ultra-deepwater semi-submersible drilling unit West Capricorn, which has been pledged as security. The net book value at December 31, 2013 of the unit pledged as security is $785 million. The facility has a five year term and bears interest at LIBOR plus 1.50% to 2.25% per annum. As of December 31, 2013, the outstanding balance was $440 million, as compared to $495 million in 2012. At maturity a balloon payment of $275 million is due. We do not have any undrawn capacity on this facility as of December 31, 2013.

$900 million senior secured term loan
In July 2012, the Company refinanced its $585 million loan and entered into new $900 million senior secured credit facility with a group of commercial lending institutions, comprised of a term loan in the amount of $375 million, a term loan in the amount of $150 million, and a revolving facility in the amount of $375 million. This facility had a five year term, and was repayable in quarterly installments of $18.8 million for the first three installments, followed by quarterly installments of $22.5 million thereafter, with a balloon payment of $484 million due at maturity. The facility bears interest at LIBOR plus a margin. The tender rigs West Alliance, West Berani, West Menang, West Pelaut, West Setia, West Jaya, West Esperanza and T-12 were pledged as security. On April 30, 2013, the $900 million facility was repaid in full as part of the disposal of our tender rigs to SapuraKencana.

$440 million secured credit facility
In December 2012, the Company entered into a $440 million secured credit facility with a syndicate of banks to fund the delivery of two tender rigs and two jack-up drilling rigs under construction. As of December 31, 2013 we have drawn $320 million on the facility and the T-15, T-16, and West Telesto have been pledged as security, while the tranche for West Oberon was cancelled due to other funding opportunities for this rig which is explained later below. The net book values at December 31, 2013 of the units pledged as security is $488 million. The facility bears interest at LIBOR plus 3.25% per annum and is repayable over a term of 5 years. The outstanding balance as at December 31, 2013 was $293 million, as compared with $101 million in 2012. At maturity a balloon payment of $166 million is due. We do not have any undrawn capacity on this facility as of December 31, 2013.

$450 million senior secured credit facility
On December 21, 2012, we entered into and drew down on a new $450 million senior secured credit facility, which was entered into with a syndicate of banks, and was drawn down on January 3, 2013. The West Eclipse semi-submersible rig has been pledged as security and has a net book value of $678 million as at December 31, 2013. The facility was scheduled to mature within one year and bore interest of LIBOR plus 3.00%. On December 20, 2013, we refinanced this facility for an additional one year, with an amended interest rate of LIBOR plus 2.00%. As of December 31, 2013, the outstanding balance was $450 million as compared to nil in 2012. We do not have any undrawn capacity on this facility as of December 31, 2013.

$1,450 million senior secured credit facility
On March 20, 2013, we entered into a $1,450 million senior secured credit facility with a syndicate of banks and export credit agencies. On May 1, 2013 we drew down the first tranche of the $1,450 million facility, relating to the West Auriga, and on June 28, 2013 we drew down the second tranche relating to the West Vela. On October 18, 2013 we drew down the final tranche relating to the West Tellus. The facility has a final maturity in 2025, with the commercial tranche due for renewal in 2018, and bears an interest of LIBOR plus a margin in the range of 1.20% to 3.00%. The West Auriga, West Vela, and West Tellus have been pledged as security. The net book values of the West Auriga, West Vela, and West Tellus are $742 million, $703 million and $616 million respectively. We do not have any undrawn capacity on this facility as of December 31, 2013.

$360 million senior secured credit facility
On April 10, 2013, our subsidiary Asia Offshore Drilling Ltd entered into a $360 million senior secured credit facility with a syndicate of banks. The facility is available in three equal tranches of $120 million, with each tranche relating to AOD I, AOD II and AOD III, which have been pledged as security. The loan has a five year maturity from the initial borrowing date, and bears interest of LIBOR plus 2.75%. The first drawdown of $205 million was made on April 15, 2013, relating to AOD I and AOD II. On July 17, 2013, a further drawdown of $155 million was made relating to AOD II and the delivery of AOD III. As at December 31, 2013 the rigs have a net book value of $231 million, $225 million and $234 million respectively. We do not have any undrawn capacity on this facility as of December 31, 2013.

$300 million senior secured credit facility
On July 16, 2013, we entered into a new $300 million senior secured credit facility with a syndicate of banks and export credit agencies. The West Tucana and West Castor have been pledged as security, and bears interest of LIBOR plus a margin of 3.00% , and matures in 2023. On August 23, 2013 we drew down $120 million on delivery of the West Tucana. On November 8, 2013 we drew down $120 million on delivery of the West Castor. As at December 31, 2013 the net book values of the West Tucana and West Castor were $208 million and $217 million respectively. We do not have any undrawn capacity on this facility as of December 31, 2013.

$150 million senior secured credit facility
On October 22, 2013, we entered into a new $150 million secured credit facility with a bank. The West Oberon and the West Prospero has been pledged as security, bears interest of LIBOR plus a margin of 0.75%, and matures in June 2014. As at December 31, 2013 the net book value of the West Oberon and West Prospero were $211 million and $171 million respectively. We do not have any undrawn capacity on this facility as of December 31, 2013.

$450 million senior secured credit facility
On December 13, 2013, we entered into a new $450 million senior secured facility with a syndicate of banks. The West Eminence has been pledged as security, bears interest of LIBOR plus a margin of 1.75% and matures in June 2016. This facility replaces the existing $800 million facility, which had an outstanding balance of $194 million and was fully repaid on December 19, 2013. As at December 31, 2013 the net book value of the West Eminence was $607 million. We do not have any undrawn capacity on this facility as of December 31, 2013.

Sevan Drilling credit facilities
As a result of our acquisition of Sevan Drilling ASA on July 2, 2013, the following facilities were included in our consolidated financial statements as of that date:
$525 million facility
This facility was signed December 23, 2010 with a syndicate of banks and financial institutions. The Sevan Brasil was pledged as security, bore interest of LIBOR plus a margin of 4.75%, with a maturity date in July 2018. This facility has been repaid during 2013 as discussed below.
$480 million facility
This facility was signed March 8, 2011 with a syndicate of banks and financial institutions. The Sevan Driller was pledged as security, bore interest of LIBOR plus a margin of 4.30%, with a maturity date in July 2016. This facility has been repaid during 2013 as discussed below.
$1,750 million secured credit facility
On September 27, 2013 subsidiaries of Sevan Drilling entered into a new $1,750 million bank facility with a syndicate of banks and export credit agencies. The facility consists of two tranches in the amounts of $1,400 million and $350 million. On October 23, 2013 the first tranche of $1,400 million was drawn and was used to repay the existing credit facilities related to Sevan Driller and Sevan Brasil (noted above) and to settle the remaining installment and other amounts for the delivery of Sevan Louisiana. The Sevan Driller, Sevan Brasil and Sevan Louisiana have been pledged as security. The facility has a maturity in September 2018 and bears interest of LIBOR plus a margin of 2.90%. As at December 31, 2013 the net book of the Sevan Driller, Sevan Brasil and Sevan Louisiana were $611 million, $614 million and $624 million respectively. At December 31, 2013, the tranche for $350 million is reserved subject to conditions in the agreement for the final yard installment and delivery of Sevan Developer and has not been drawn upon, which bears a commitment fee of 40% of the margin.

Ship Finance International Loans

SFL West Polaris
On December 28, 2012 SFL West Polaris Limited entered into a $420 million term loan facility with a syndicate of banks to refinance the existing $700 million secured term loan facility. The new facility has a term of five years and bears interest of LIBOR plus a margin of 3.00%. At December 31, 2013, the outstanding balance under the facility was $387 million, as compared to $397 million in 2012. The net book value at December 31, 2013 of the West Polaris pledged as security is $577 million. We do not have any undrawn capacity on this facility as of December 31, 2013.

SFL Deepwater Ltd and SFL Hercules Ltd
In September 2008, SFL Deepwater Ltd entered into a $1,400 million secured term loan facility with a syndicate of banks to partly fund the acquisition of West Taurus and West Hercules, which have been pledged as security. The facility had an interest at LIBOR plus 1.40% per annum and was repayable over a term of five years. The facility has been repaid in full as discussed further below.

On May 24, 2013, the Hercules tranche of the $1,400 million facility was refinanced and replaced by a new $375 million facility, with a syndicate of banks and financial institutions. The new facility is secured by the West Hercules, which has a net book value of $617 million as of December 31, 2013. The new facility has a term of six years and bears interest of LIBOR plus a margin of 2.75%. As of December 31, 2013, the outstanding balance under the facility is $362 million. We do not have any undrawn capacity on this facility at year end.

On October 31, 2013, the Taurus tranche of the $1,400 million facility was refinanced and replaced with a new $390 million facility with a syndicate of banks and financial institutions. The new facility is secured by the West Taurus, which has a net book value of $458 million as at December 31, 2013. The new facility has a term of five years and bears an interest of LIBOR plus a margin of 2.50%. As of December 31, 2013, the outstanding balance under the facility is $383 million. We do not have any undrawn capacity on this facility at year end.

SFL Linus Ltd
On October 17, 2013, SFL Linus Ltd entered into a $475 million secured term loan and revolving credit facility with a syndicate of banks to fund the acquisition of West Linus, which has been pledged as security. The facility was fully drawn subsequent to the year end on February 18, 2014, on the date of delivery of West Linus. The proceeds were used to pay the final yard installment. The facility bears interest of LIBOR plus 2.75% and matures in June 2019. We do not have any undrawn capacity on this facility at year end.

Unsecured Bonds and convertible bonds

$350 million fixed interest rate bond
In October 2010, the Company raised $350 million through the issue of a five year bond which matures in October 2015. The bond bears a fixed interest rate of 6.50% per annum, payable semi-annually in arrears. In May 2012, we repurchased $8 million of the bonds.  As of December 31, 2013, the outstanding balance was $342 million, as compared to $342 million in 2012.

3.375% Convertible Bonds due 2017
In October 2010, the Company issued at par $650 million of convertible bonds. Interest on the bonds is fixed at 3.375%, payable semi-annually in arrears. The bonds are convertible into the Company's common shares at any time up to 10 banking days prior to October 27, 2017. The conversion price at the time of issuance was $38.92 per share, representing a 30% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $29.2103 as at December 31, 2013. For accounting purposes $121 million was, at the time of issuance of the bonds, allocated to the bond equity component and $529 million to the bond liability component. This is due to the cash settlement option stipulated in the bond agreement. Unless previously redeemed, converted or purchased and cancelled, the bonds mature in October 2017. The bond equity component is amortized over the maturity term, and is recognized within interest expense in the consolidated statement of operations. The convertible bonds are tradable, and their market price as of December 31, 2013 was 150% of the nominal value. If the bonds were converted into shares at the current conversion price of $29.2103, a further 22,252,425 new shares would be issued.

NOK1,250 million floating interest rate bond
In January 2012, the Company raised $225 million (NOK1,250 million) through the issue of a two year senior unsecured bond, with a maturity date of February 13, 2014. The bond bears interest of NIBOR plus 3.25% per annum, payable quarterly in arrears. The bond was repaid in full on the maturity date.

$1,000 million fixed interest bond
In September 2012, the Company raised $1,000 million through the issue of a 5 year bond which matures in September 2017. Interest on the bonds bears a fixed interest rate of 5.625% per annum, payable semi-annually in arrears. Subsequent to December 31, 2013, the interest rate increased by 50bps in March 2014 as the Company remained unrated.

NOK1,800 million floating interest rate bonds
On March 5, 2013 the Company issued a NOK1,800 million senior unsecured bond with maturity in March 2018. The bond bears interest of NIBOR plus a margin of 3.75% per annum. The bond was subsequently swapped to US$ with a fixed rate of 4.94% per annum until maturity.

$500 million fixed interest bond
On September 20, 2013, the Company issued a $500 million senior unsecured bond issue. The bond matures in September 2020 and bears interest of 6.13% per annum. Subsequent to December 31, 2013, the interest rate increased by 50bps in March 2014 as the Company remained unrated.

NOK1,500 million floating interest rate bonds
On October 17, 2013, our subsidiary, North Atlantic Drilling issued a NOK1,500 million senior unsecured bond issue with maturity in October 2018, and an interest rate of NIBOR plus a margin of 4.40% per annum. The bond was subsequently swapped to US$ with a fixed rate of 6.18% per annum until maturity.

Commercial Interest Reference Rate (CIRR) Credit Facilities

In April 2008, the Company entered into a CIRR term loan for NOK850 million with Eksportfinans ASA, the Norwegian export credit agency. The loan bears fixed interest at 4.56% per annum and is repayable over a term of eight years. The outstanding balance at December 31, 2013 was $49 million (NOK300 million), $72 million, in 2012.

In June 2008, the Company entered into a CIRR term loan for NOK904 million with Eksportfinans ASA. The loan bears fixed interest at 4.15% per annum and is repayable over a term of eight years. The outstanding balance at December 31, 2013 was $52 million (NOK319 million), $77 million, in 2012.

In July 2008, the Company entered into a CIRR term loan for NOK1,011 million with Eksportfinans ASA. The loan bears fixed interest at 4.15% per annum and is repayable over a term of 12 years. The outstanding balance at December 31, 2013 was $96 million (NOK590 million), $121 million, in 2012.

In connection with the above three CIRR fixed interest term loans totaling $197 million (NOK1,499 million), fixed interest cash deposits equal to the total outstanding loan balances have been established with commercial banks. The collateral cash deposits are reduced in parallel with repayments of the CIRR loans and receive fixed interest at the same rates as those paid on the CIRR loans. The collateral cash deposits are classified as "restricted cash" in the consolidated balance sheet, and the effect of these arrangements is that the CIRR loans have no effect on net interest bearing debt.

Covenants on loans and bonds
Bank Loans
In addition to security provided to lenders in the form of pledged assets, bank loan agreements generally contain financial covenants, of which the primary ones are as follows:

•
Aggregated minimum liquidity requirement for the group: to maintain cash and cash equivalents of at least $150 million within the group. NADL, our subsidiary, have an aggregated minimum liquidity requirement to maintain cash and cash equivalents of at least $75 million.

•	Interest coverage ratio: to maintain an EBITDA to interest expense ratio of at least 2.5:1.

•
Current ratio: to maintain current assets to current liabilities ratio of at least 1:1. Current assets are defined as book value less minimum liquidity, but including up to 20.0% of shares in listed companies owned 20.0% or more. Current liabilities are defined as book value less the current portion of long term debt.

•	Equity ratio: to maintain total equity to total assets ratio of at least 30.0%. Both equity and total assets are adjusted for the difference between book and market values of drilling units.

•
Leverage ratio: to maintain a ratio of net debt to EBITDA no greater than 4.5:1. Net debt is calculated as all interest bearing debt less cash and cash equivalents excluding minimum liquidity requirements.

•
In the event that the Company acquires a rig without historic EBITDA available, the Company is entitled to base a twelve months historical EBITDA calculation on future projected EBITDA subject to the following:

the drilling unit has a firm charter contract at the time of delivery with a minimum duration of 12 months and a firm charter contract in place at the time of such EBITDA calculation.
In addition to financial covenants, our credit facility agreements generally contain covenants which are customary in secured financing in this industry, including  operational covenants in relation to the relevant rigs, information undertakings and covenants in relation to corporate existence and conduct of our business. We are in compliance with related covenants as of December 31, 2013.
Bonds
For the Company’s outstanding Norwegian bonds, the main covenant is an equity ratio; to maintain a total equity to total assets ratio of at least 30.0%. Both equity and total assets are adjusted for the difference between book value and market values of drilling units.
For our $1,000 million and $500 million bonds, we are subject to certain financial and restrictive covenants contained in our indentures which restrict, among other things, our ability to pay dividends, incur indebtedness, incur liens, and make certain investments. In addition, these indentures contain other customary terms, including certain events of default, upon the occurrence of which, the bonds may be declared immediately due and payable.

In addition to the above, our bond indentures generally also contain restrictions which are customary for unsecured financings in this industry for similar unrated bonds, including limitations on indebtedness, payments, transactions with affiliates and restrictions on consolidation, merger and sale of assets.

We are in compliance with related covenants as of December 31, 2013.
Covenants contained within our consolidated Ship Finance Variable Interest Entities
We also consolidate certain Ship Finance entities into our financial statements as a variable interest entities. While we are not, directly or indirectly, obligated to repay the borrowings under this facility, a breach of one or more of the covenants contained in this credit facility may have a material adverse affect on us. The main financial covenants contained in the variable interest entities are as follows:

•	Ship Finance must maintain cash and cash equivalents of at least $25 million.

•	Ship Finance must maintain positive working capital.

•	Ship Finance must have a ratio of total liabilities to total assets of at least 0.8 to 1.0 at the end of each quarter.

•	The Company's covenants under the bank loans listed above also apply.
The Ship Finance subsidiaries owning West Polaris, West Taurus, West Hercules and West Linus are consolidated into our financial statements as a variable interest entity (“VIEs”).  To the extent that these VIEs defaults under its indebtedness and is marked current in its financial statements, we would in turn, mark such indebtedness current in our consolidated financial statements.  The characterization of the indebtedness in our financial statements as current may adversely impact our compliance with the covenants contained in our existing and future debt agreements. In the event of a default by us under one of our debt agreements, the lenders under our existing debt agreements could determine that we are in default under our other financing agreements. This could result in the acceleration of the maturity of such debt under these agreements and the lenders thereunder may foreclose upon any collateral securing that debt, including our drilling rigs, even if we were to subsequently cure such default. We and Ship Finance are in compliance with related covenants as of December 31, 2013.

Covenants contained in the Sevan Drilling facilities prior to refinancing
The two facilities recognized in conjunction with the acquisition of Sevan Drilling noted elsewhere in this note had the following covenants for the Sevan Drilling consolidated group until the facilities were repaid and terminated in conjunction with the new Sevan $1,750 million secured credit facility:

•	Debt service cover ratio of not less than 1.1:1.0;

•	Minimum liquidity of $25 million;

•	Equity ratio of minimum 30%;

•	Leverage on a forward looking basis of 5.25:1.